Note 10 - Related Party Transactions - Construction of Beginning Balance of the Company (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Aug. 22, 2020	Aug. 21, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents		$ 19,552	$ 86,483		$ 22,711
Cash and cash equivalents		(19,552)	(86,483)		(22,711)
Accounts Receivable, after Allowance for Credit Loss, Current, Total		7,722	3,027		3,363
Accounts receivable		(7,722)	(3,027)		(3,363)
Total current assets		33,295	89,510		92,026
Total current assets		(33,295)	(89,510)		(92,026)
Total oil and gas properties, net		502,636	452,039		404,794
Total oil and gas properties, net		(502,636)	(452,039)		(404,794)
Other property and equipment, net		1,092	436		1,088
Other property and equipment, net		(1,092)	(436)		(1,088)
Total assets		537,930	541,985		497,908
Total assets		(537,930)	(541,985)		(497,908)
Current liabilities		22,435	28,358		30,980
Current liabilities		(22,435)	(28,358)		(30,980)
Deferred income tax liability		38,898	39,946
Deferred income tax liability		(38,898)	(39,946)
Notes payable (receivable)
Notes payable (receivable)
Asset retirement obligations		2,293	2,398		2,212
Asset retirement obligations		(2,293)	(2,398)		(2,212)
Partners' capital				$ 430,902	464,716	$ 84,057
Partners' capital				(430,902)	(464,716)	$ (84,057)
Common stock		9	9
Common stock		(9)	(9)
Additional Paid in Capital, Ending Balance		581,426	562,054
Additional paid-in capital		(581,426)	(562,054)
Retained Earnings (Accumulated Deficit), Ending Balance		(107,209)	(90,780)		(5,746)
Accumulated deficit		107,209	90,780		5,746
Total stockholders' equity/partner's capital		474,226	471,283
Total stockholders' equity/partner's capital		(474,226)	(471,283)
Total liabilities and stockholders' equity/partners' capital		537,930	541,985		497,908
Total liabilities and stockholders' equity/partners' capital		$ (537,930)	$ (541,985)		$ (497,908)
High Peak Business Combination [Member] | Issuance of HighPeak Energy Common Stock [Member]
Cash and cash equivalents	[1]			92,554
Cash and cash equivalents	[1]			(92,554)
Accounts Receivable, after Allowance for Credit Loss, Current, Total	[1]
Accounts receivable	[1]
Total current assets	[1]			92,554
Total current assets	[1]			(92,554)
Total oil and gas properties, net	[1]
Total oil and gas properties, net	[1]
Other property and equipment, net	[1]
Other property and equipment, net	[1]
Total assets	[1]			92,554
Total assets	[1]			(92,554)
Current liabilities	[1]			9,538
Current liabilities	[1]			(9,538)
Deferred income tax liability	[1]
Deferred income tax liability	[1]
Notes payable (receivable)	[1]
Notes payable (receivable)	[1]
Asset retirement obligations	[1]
Asset retirement obligations	[1]
Partners' capital	[1]			(521,682)
Partners' capital	[1]			521,682
Common stock	[1]			9
Common stock	[1]			(9)
Additional Paid in Capital, Ending Balance	[1]			623,765
Additional paid-in capital	[1]			(623,765)
Retained Earnings (Accumulated Deficit), Ending Balance	[1]
Accumulated deficit	[1]
Total stockholders' equity/partner's capital	[1]			102,092
Total stockholders' equity/partner's capital	[1]			(102,092)
Total liabilities and stockholders' equity/partners' capital	[1]			92,554
Total liabilities and stockholders' equity/partners' capital	[1]			(92,554)
High Peak Business Combination [Member] | Offering Costs [Member]
Cash and cash equivalents	[2]			8,114
Cash and cash equivalents	[2]			(8,114)
Accounts Receivable, after Allowance for Credit Loss, Current, Total	[2]
Accounts receivable	[2]
Total current assets	[2]			8,114
Total current assets	[2]			(8,114)
Total oil and gas properties, net	[2]
Total oil and gas properties, net	[2]
Other property and equipment, net	[2]
Other property and equipment, net	[2]
Total assets	[2]			8,114
Total assets	[2]			(8,114)
Current liabilities	[2]
Current liabilities	[2]
Deferred income tax liability	[2]
Deferred income tax liability	[2]
Notes payable (receivable)	[2]
Notes payable (receivable)	[2]
Asset retirement obligations	[2]
Asset retirement obligations	[2]
Partners' capital	[2]
Partners' capital	[2]
Common stock	[2]
Common stock	[2]
Additional Paid in Capital, Ending Balance	[2]			8,114
Additional paid-in capital	[2]			(8,114)
Retained Earnings (Accumulated Deficit), Ending Balance	[2]
Accumulated deficit	[2]
Total stockholders' equity/partner's capital	[2]			8,114
Total stockholders' equity/partner's capital	[2]			(8,114)
Total liabilities and stockholders' equity/partners' capital	[2]			8,114
Total liabilities and stockholders' equity/partners' capital	[2]			(8,114)
High Peak Business Combination [Member] | Deferred Tax Liability [Member]
Cash and cash equivalents	[3]
Cash and cash equivalents	[3]
Accounts Receivable, after Allowance for Credit Loss, Current, Total	[3]
Accounts receivable	[3]
Total current assets	[3]
Total current assets	[3]
Total oil and gas properties, net	[3]
Total oil and gas properties, net	[3]
Other property and equipment, net	[3]
Other property and equipment, net	[3]
Total assets	[3]
Total assets	[3]
Current liabilities	[3]
Current liabilities	[3]
Deferred income tax liability	[3]			39,946
Deferred income tax liability	[3]			(39,946)
Notes payable (receivable)	[3]
Notes payable (receivable)	[3]
Asset retirement obligations	[3]
Asset retirement obligations	[3]
Partners' capital	[3]
Partners' capital	[3]
Common stock	[3]
Common stock	[3]
Additional Paid in Capital, Ending Balance	[3]			(39,946)
Additional paid-in capital	[3]			39,946
Retained Earnings (Accumulated Deficit), Ending Balance	[3]
Accumulated deficit	[3]
Total stockholders' equity/partner's capital	[3]			(39,946)
Total stockholders' equity/partner's capital	[3]			39,946
Total liabilities and stockholders' equity/partners' capital	[3]
Total liabilities and stockholders' equity/partners' capital	[3]
HPK, LP [Member]
Cash and cash equivalents	[4]			1,943
Cash and cash equivalents	[4]			(1,943)
Accounts Receivable, after Allowance for Credit Loss, Current, Total	[4]			3,001
Accounts receivable	[4]			(3,001)
Total current assets	[4]			4,944
Total current assets	[4]			(4,944)
Total oil and gas properties, net	[4]			452,039
Total oil and gas properties, net	[4]			(452,039)
Other property and equipment, net	[4]			436
Other property and equipment, net	[4]			(436)
Total assets	[4]			457,419
Total assets	[4]			(457,419)
Current liabilities	[4]			35,794
Current liabilities	[4]			(35,794)
Deferred income tax liability	[4]
Deferred income tax liability	[4]
Notes payable (receivable)	[4]			(11,675)
Notes payable (receivable)	[4]			11,675
Asset retirement obligations	[4]			2,398
Asset retirement obligations	[4]			(2,398)
Partners' capital	[4]			521,682
Partners' capital	[4]			(521,682)
Common stock	[4]
Common stock	[4]
Additional Paid in Capital, Ending Balance	[4]
Additional paid-in capital	[4]
Retained Earnings (Accumulated Deficit), Ending Balance	[4]			(90,780)
Accumulated deficit	[4]			90,780
Total stockholders' equity/partner's capital	[4]			430,902
Total stockholders' equity/partner's capital	[4]			(430,902)
Total liabilities and stockholders' equity/partners' capital	[4]			457,419
Total liabilities and stockholders' equity/partners' capital	[4]			(457,419)
Pure [Member]
Cash and cash equivalents	[5]			1
Cash and cash equivalents	[5]			(1)
Accounts Receivable, after Allowance for Credit Loss, Current, Total	[5]
Accounts receivable	[5]
Total current assets	[5]			1
Total current assets	[5]			(1)
Total oil and gas properties, net	[5]
Total oil and gas properties, net	[5]
Other property and equipment, net	[5]
Other property and equipment, net	[5]
Total assets	[5]			1
Total assets	[5]			(1)
Current liabilities	[5]			2,025
Current liabilities	[5]			(2,025)
Deferred income tax liability	[5]
Deferred income tax liability	[5]
Notes payable (receivable)	[5]			11,675
Notes payable (receivable)	[5]			(11,675)
Asset retirement obligations	[5]
Asset retirement obligations	[5]
Partners' capital	[5]
Partners' capital	[5]
Common stock	[5]
Common stock	[5]
Additional Paid in Capital, Ending Balance				(13,699)
Additional paid-in capital				13,699
Retained Earnings (Accumulated Deficit), Ending Balance	[5]
Accumulated deficit	[5]
Total stockholders' equity/partner's capital	[5]			(13,699)
Total stockholders' equity/partner's capital	[5]			13,699
Total liabilities and stockholders' equity/partners' capital	[5]			1
Total liabilities and stockholders' equity/partners' capital	[5]			(1)
HighPeak Energy Employees, Inc [Member]
Cash and cash equivalents	[6]			99
Cash and cash equivalents	[6]			(99)
Accounts Receivable, after Allowance for Credit Loss, Current, Total	[6]			26
Accounts receivable	[6]			(26)
Total current assets	[6]			125
Total current assets	[6]			(125)
Total oil and gas properties, net	[6]
Total oil and gas properties, net	[6]
Other property and equipment, net	[6]
Other property and equipment, net	[6]
Total assets	[6]			125
Total assets	[6]			(125)
Current liabilities	[6]			77
Current liabilities	[6]			(77)
Deferred income tax liability	[6]
Deferred income tax liability	[6]
Notes payable (receivable)	[6]
Notes payable (receivable)	[6]
Asset retirement obligations	[6]
Asset retirement obligations	[6]
Partners' capital	[6]
Partners' capital	[6]
Common stock	[6]
Common stock	[6]
Additional Paid in Capital, Ending Balance	[6]			48
Additional paid-in capital	[6]			(48)
Retained Earnings (Accumulated Deficit), Ending Balance	[6]
Accumulated deficit	[6]
Total stockholders' equity/partner's capital	[6]			48
Total stockholders' equity/partner's capital	[6]			(48)
Total liabilities and stockholders' equity/partners' capital	[6]			125
Total liabilities and stockholders' equity/partners' capital	[6]			$ (125)

[1]	Represents the issuance by the Company of 91,592,354 shares of common stock, 10,538,183 warrants and 10,209,300 Contingent Value Rights upon the closing of the HighPeak business combination. The reduction to accounts payable of $9.5 million represents those vendors of HPK LP that purchased shares under the Forward Purchase Agreement Amendment in the HighPeak business combination in lieu of being paid cash for the majority of their outstanding balances.
[2]	Represents the cash costs paid for the offering of the aforementioned shares in addition to the cash costs that had previously been incurred by Pure of $13.7 million in column (b).
[3]	Represents the beginning deferred tax liability of the Company given the combination of all the entities, most of which originated from HPK LP which was a partnership for U.S. federal income tax purposes and therefore did not record a deferred tax liability.
[4]	Represents HPK LP's condensed consolidated balance sheet estimated as of August 21, 2020.
[5]	Represents Pure's condensed consolidated balance sheet estimated as of August 21, 2020 after taking into account: (i) the closing of its trust account, (ii) the redemption of Pure's Class A Common Stock by the former public stockholders of Pure that elected to redeem, (iii) paying out the cash consideration to those former public stockholders of Pure who elected to remain and (iv) the conversion of the remaining shares of Pure's Class A Common Stock to HighPeak Energy common stock upon the closing of the HighPeak business combination. The $13.7 million reduction to equity is considered noncash offering costs on the condensed consolidated statement of changes in stockholders' equity.
[6]	Represents the balance sheet of HighPeak Energy Employees, Inc which was acquired by the Company for $10.00 upon the closing of the HighPeak business combination.